CECL - Financial instruments measured at amortized cost and credit losses	6 Months Ended
Jun. 30, 2023
Financial instruments measured at amortized cost and credit losses
13 Financial instruments measured at amortized cost and credit losses
This disclosure provides an overview of the Bank’s balance sheet positions that include financial assets carried at amortized cost that are subject to the current expected credit loss (CECL) accounting guidance.
As of the end of 6M23, the Bank had no purchased financial assets with more than insignificant credit deterioration since origination.
> Refer to “Note 1 – Summary of significant accounting policies” in VIII – Consolidated financial statements – Credit Suisse (Bank) in the Credit Suisse Annual Report 2022 for further information on the accounting of financial assets and off-balance sheet credit exposure subject to the CECL accounting guidance.
Overview of financial instruments measured at amortized cost – by balance sheet position
	6M23				2022
end of	Amortized cost basis	[1]	Allowance for credit losses	Net carrying value	Amortized cost basis	[1]	Allowance for credit losses	Net carrying value
CHF million
Cash and due from banks	100,001		(4)	99,997	67,548		0	67,548
Interest-bearing deposits with banks	323	[2]	0	323	373	[4]	0	373
Securities purchased under resale agreements and securities borrowing transactions	21,086		0	21,086	18,005	[4]	0	18,005
Debt securities held-to-maturity	1,498	[2]	0	1,498	921	[4]	0	921
Loans	248,253	[2,3]	(1,522)	246,731	262,108	[4,5]	(1,362)	260,746
Brokerage receivables	4,005		0	4,005	17,899		(4,081)	13,818
Other assets	15,848		(39)	15,809	23,521		(37)	23,484
Total	391,014		(1,565)	389,449	390,375		(5,480)	384,895
1 Net of unearned income/deferred expenses, as applicable.
2
Excluded accrued interest in the total amount of CHF 592 million, with no related allowance for credit losses. Of the accrued interest balance, CHF 1 million related to interest-bearing deposits with banks, CHF 18 million to debt securities held-to-maturity and CHF 573 million to loans. These accrued interest balances are reported in other assets.

3 Included interest of CHF 106 million on non-accrual loans which were reported as part of the loans' amortized cost balance.
4
Excluded accrued interest in the total amount of CHF 549 million, with no related allowance for credit losses. Of the accrued interest balance, CHF 1 million related to interest-bearing deposits with banks, CHF 4 million to securities purchased under resale agreements and securities borrowing transactions, CHF 10 million to debt securities held-to-maturity and CHF 534 million to loans. These accrued interest balances are reported in other assets.

5 Included interest of CHF 102 million on non-accrual loans which were reported as part of the loans' amortized cost balance.
Allowance for credit losses
Estimating expected credit losses – overview
> Refer to “Note 19 – Financial instruments measured at amortized cost and credit losses” in VIII – Consolidated financial statements – Credit Suisse (Bank) in the Credit Suisse Annual Report 2022 for further information on key elements and processes of estimating expected credit losses on non-impaired and impaired credit exposures.
Macroeconomic scenarios
The estimation and application of forward-looking information requires quantitative analysis and significant expert judgment. Since the acquisition by UBS, this estimation process and related analysis and procedures are embedded in a group-wide process. As part of this group-wide process, the Bank has aligned its scenarios, scenario weightings and model inputs to those used by UBS. As of the end of 6M23, the Bank’s estimation of expected credit losses is based on a discounted probability-weighted estimate that considers three future macroeconomic scenarios: a baseline scenario, a mild downside scenario (mild debt crisis) and a severe downside scenario (stagflationary geopolitical crisis). The baseline scenario represents the most likely outcome. The other scenarios represent more pessimistic outcomes. The scenarios are probability-weighted according to the Bank’s best estimate of their relative likelihood based on historical frequency, an assessment of the current business and credit cycles as well as the macroeconomic factor trends.
> Refer to “Note 19 – Financial instruments measured at amortized cost and credit losses” in VIII – Consolidated financial statements – Credit Suisse (Bank) in the Credit Suisse Annual Report 2022 for further information on macroeconomic scenarios applied by the Bank prior to the acquisition by UBS.
The scenario design team within the Bank’s Enterprise Risk Management (ERM) function determines the macroeconomic factors (MEFs) and market projections that are relevant for the Bank’s three scenarios across the overall credit portfolio subject to the CECL accounting guidance. The scenario design team formulates the baseline and downside scenario projections used for the calculation of expected credit losses from group-internal forecasts obtained. For factors where no group-internal forecasts are available, the Bank’s global chief investment office in-house economic research forecasts and, where deemed appropriate, external sources such as the Bloomberg consensus of economist forecasts (covering the views of other investment banks and external economic consultancies), forecasts from nonpartisan think tanks, major central banks and multilateral institutions, such as the International Monetary Fund (IMF), the Organisation for Economic Co-operation and Development (OECD) and the World Bank are used. For factors where no group-established, in-house or credible external forecasts are available, an internal model is used to calibrate the baseline and/or downside scenario projections. These three scenario projections are subject to a review and challenge process and any feedback from this process is incorporated into the scenario projections by the ERM scenario design team. The CECL scenario design working group is the governance forum. The working group performs an additional review and challenge and subsequently approves the MEFs and related market projections.
Current-period estimate of expected credit losses on non-impaired credit exposures
One of the most significant judgments involved in estimating the Bank’s allowance for credit losses relates to the macroeconomic forecasts used to estimate credit losses over the forecast period, with modeled credit losses being driven primarily by a set of 37 MEFs. The key MEFs used in each of the macroeconomic scenarios for the calculation of the expected credit losses include, but are not limited to, GDP and industrial production growth rates. These MEFs are used in the portfolio- and region-specific CECL models and have been selected based on statistical criteria and expert judgment to explain expected credit losses. The table “Selected macroeconomic factors” includes the Bank’s forecast of selected MEFs for 2023 and 2024, as estimated as of the end of 6M23. The comparative information includes the forecast of MEFs selected and estimated as of the end of 2022.
As of the end of 6M23, the forecast macroeconomic scenarios were weighted 60% for the baseline, 15% for the mild debt crisis and 25% for the stagflationary geopolitical crisis scenario. As of the end of 2022, for the previously applied scenarios, the forecast macroeconomic scenarios were weighted 50% for the baseline, 40% for the downside and 10% for the upside scenario. The MEFs included in the table represent the four-quarter average forecasts for 2023 and 2024 at the end of each reporting period. These MEFs forecasts are recalibrated on a quarterly basis. The macroeconomic and market variable projections incorporate adjustments to reflect the impact of monetary policy tightening by the world’s major central banks in response to persistent high inflation rates, continued pressure on real purchasing power due to rising prices and fading fiscal support. While GDP and industrial production growth rates are significant inputs to the forecast models, a range of other inputs are also incorporated for all three scenarios to provide projections for future economic and market conditions. Given the complex nature of the forecasting process, no single economic variable is viewed in isolation or independently of other inputs.
Selected macroeconomic factors
end of 6M23	Forecast 2023	Forecast 2024
US real GDP growth rate (%)
Baseline	0.7	0.3
Mild debt crisis	0.4	(0.7)
Stagflationary geopolitical crisis	(1.2)	(3.0)
World industrial production (%)
Baseline	1.2	3.3
Mild debt crisis	(2.0)	(2.0)
Stagflationary geopolitical crisis	(4.5)	(1.4)
China real GDP growth rate (%)
Baseline	5.2	4.7
Mild debt crisis	3.7	2.4
Stagflationary geopolitical crisis	1.4	(0.9)
EU nominal GDP growth rate (%)
Baseline	4.1	3.7
Mild debt crisis	2.8	(0.7)
Stagflationary geopolitical crisis	5.3	2.9
Swiss nominal GDP growth rate (%)
Baseline	3.3	2.7
Mild debt crisis	1.7	(0.9)
Stagflationary geopolitical crisis	2.4	1.6
Forecasts represent the four-quarter average estimate of the respective macroeconomic factor as determined at the end of each reporting period.
Selected macroeconomic factors (continued)
end of 2022	Forecast 2023	Forecast 2024
US real GDP growth rate (%)
Downside	(1.7)	0.5
Baseline	0.9	1.5
Upside	1.2	2.0
World industrial production (%)
Downside	(6.8)	0.4
Baseline	1.2	1.9
Upside	3.9	3.9
China real GDP growth rate (%)
Downside	(0.9)	2.1
Baseline	4.5	4.9
Upside	6.2	5.8
EU nominal GDP growth rate (%)
Downside	3.4	2.3
Baseline	5.2	4.1
Upside	5.5	3.8
Swiss nominal GDP growth rate (%)
Downside	0.0	1.0
Baseline	2.7	2.0
Upside	3.2	2.1
Forecasts represent the four-quarter average estimate of the respective macroeconomic factor as determined at the end of each reporting period.
Expected credit losses are not solely derived from MEF projections. Model overlays based on expert judgment are also applied, considering historical loss experience and industry and counterparty reviews, and primarily impacting certain corporate and institutional loan portfolios. Such overlays are designed to address circumstances where in management’s judgment the CECL model outputs are overly sensitive to the effect of economic inputs that exhibit significant deviation from their long-term historical averages. Overlays may also be used to capture judgment on the economic uncertainty from global or regional developments with severe impacts on economies. The Bank’s non-specific allowance for expected credit losses on balance sheet and off-balance sheet credit exposures as of the end of 6M23 increased compared to the end of 2022. In 6M23, certain model overlays were recalibrated primarily in the Swiss Bank and Wealth Management, taking into account additional stress from the Bank’s alignment to UBS’s macroeconomic scenarios, scenario weightings and macroeconomic factor forecasts. Overlays are closely aligned with the UBS macroeconomic forecasts and associated scenario weightings.
Loans held at amortized cost
The Bank’s loan portfolio is classified into two portfolio segments, consumer loans and corporate & institutional loans.
> Refer to “Note 19 – Financial instruments measured at amortized cost and credit losses” in VIII – Consolidated financial statements – Credit Suisse (Bank) in the Credit Suisse Annual Report 2022 for further information on the main risk characteristics of the Bank’s loans held at amortized cost.
Allowance for credit losses – loans held at amortized cost
	6M23				6M22
	Consumer	Corporate & institutional	Total		Consumer	Corporate & institutional	Total
Allowance for credit losses (CHF million)
Balance at beginning of period	359	1,007	1,366	[1]	357	939	1,296
Current-period provision for expected credit losses	81	172	253		43	92	135
of which provisions for interest [2]	17	30	47		10	11	21
Gross write-offs	(35)	(44)	(79)		(26)	(69)	(95)
Recoveries	4	0	4		4	3	7
Net write-offs	(31)	(44)	(75)		(22)	(66)	(88)
Foreign currency translation impact and other adjustments, net	(7)	(15)	(22)		5	11	16
Balance at end of period	402	1,120	1,522		383	976	1,359
of which individually evaluated	275	664	939		281	544	825
of which collectively evaluated	127	456	583		102	432	534
1 Includes a net impact of CHF 4 million from the adoption of new accounting guidance for loan modifications on January 1, 2023, all of which are reflected in corporate & institutional loans.
2 Represents the current-period net provision for accrued interest on non-accrual loans and lease financing transactions which is recognized as a reversal of interest income.
Gross write-offs of CHF 79 million in 6M23 compared to gross write-offs of CHF 95 million in 6M22. In 6M23, gross write-offs in corporate & institutional loans mainly included individual positions in small and medium-sized enterprises, ship finance and aviation finance. Write-offs in consumer loans included primarily Swiss consumer finance loans and a write-off in Swiss mortgages. In 6M22, gross write-offs in corporate & institutional loans mainly reflected the sale of a facility relating to a coal mining company, an exposure to a financial institution impacted by sanctions imposed in connection with Russia’s invasion of Ukraine and individual positions in ship finance, small and medium-sized enterprises and other businesses. Write-offs in consumer loans were mainly related to Swiss consumer finance loans.
Purchases, reclassifications and sales – loans held at amortized cost
	6M23			6M22
in	Consumer	Corporate & institutional	Total	Consumer	Corporate & institutional	Total
Loans held at amortized cost (CHF million)
Purchases [1]	19	2,302	2,321	16	2,312	2,328
Reclassifications from loans held-for-sale [2]	0	621	621	0	95	95
Reclassifications to loans held-for-sale [3]	0	1,312	1,312	0	1,480	1,480
Sales [3]	0	606	606	0	1,283	1,283
Reclassifications from loans held-for-sale and reclassifications to loans held-for-sale represent non-cash transactions.
1 Includes drawdowns under purchased loan commitments.
2 Reflects loans previously reclassified to held-for-sale that were not sold and were reclassified back to loans held at amortized cost.
3 All loans held at amortized cost which are sold are reclassified to loans held-for-sale on or prior to the date of the sale.
Debt securities held-to-maturity
In 6M23, the Bank purchased foreign government debt securities held-to-maturity amounting to CHF 630 million, all related to a portfolio of US Treasury securities.
The Bank’s debt securities held-to-maturity with a carrying value of CHF 1,498 million and CHF 921 million as of the end of 6M23 and 2022, respectively, represent a portfolio of US Treasury securities, all rated “AAA” based on the Bank’s internal counterparty rating.US Treasury securities have a history of no credit losses and market price movements mainly reflect changes in market interest rates. Based on this history of no credit losses and the Bank’s view of the current and forecasted economic environment, the Bank expects the risk of non-payment for US Treasuries to be zero and does not have an allowance for credit losses for these securities. The credit quality of these securities is monitored on an ongoing basis and the Bank’s zero-loss expectation is validated on at least a quarterly basis through the Bank’s governance structure involving the Credit Risk and Treasury functions.
> Refer to “Note 10 – Investment securities” for further information.
Other financial assets
The Bank’s other financial assets include certain balance sheet positions held at amortized cost, each representing its own portfolio segment.
> Refer to “Note 19 – Financial instruments measured at amortized cost and credit losses” in VIII – Consolidated financial statements – Credit Suisse (Bank) in the Credit Suisse Annual Report 2022 for further information on the main risk characteristics of the Bank’s other financial assets held at amortized cost.
In 6M23, gross write-offs of other financial assets of CHF 4,031 million primarily included brokerage receivables related to Archegos.
In 6M22, the Bank purchased other financial assets held at amortized cost amounting to CHF 381 million, respectively, primarily related to mortgage servicing advances.
Allowance for credit losses – other financial assets held at amortized cost
	6M23	6M22
Allowance for credit losses (CHF million)
Balance at beginning of period	4,118	4,214
Current-period provision for expected credit losses	12	(147)
Gross write-offs	(4,031)	(4)
Recoveries	0	0
Net write-offs	(4,031)	(4)
Foreign currency translation impact and other adjustments, net	(56)	186
Balance at end of period	43	4,249
of which individually evaluated	20	4,230
of which collectively evaluated	23	19
Credit quality information
> Refer to “Note 19 – Financial instruments measured at amortized cost and credit losses” in VIII – Consolidated financial statements – Credit Suisse (Bank) in the Credit Suisse Annual Report 2022 for further information on the Bank’s monitoring of credit quality and internal ratings.
Credit quality of loans held at amortized cost
The following table presents the Bank’s carrying value of loans held at amortized cost by aggregated internal counterparty credit ratings “investment grade” and “non-investment grade” that are used as credit quality indicators for the purpose of this disclosure, by year of origination. Within the line items relating to the origination year, the first year represents the origination year of the current reporting period and the second year represents the origination year of the comparative reporting period.
Consumer loans held at amortized cost by internal counterparty rating
	6M23					2022
	Investment grade	Non-investment grade			Gross write-offs (YTD)	Investment grade	Non-investment grade
end of	AAA to BBB	BB to C	D	Total		AAA to BBB	BB to C	D	Total
CHF million
Mortgages
2023 / 2022	5,118	394	16	5,528	0	12,501	1,540	8	14,049
2022 / 2021	11,914	1,394	11	13,319	0	21,627	1,396	45	23,068
2021 / 2020	19,465	1,167	56	20,688	0	12,869	1,111	19	13,999
2020 / 2019	12,173	996	76	13,245	0	10,029	1,271	67	11,367
2019 / 2018	9,539	1,209	65	10,813	0	6,609	650	36	7,295
Prior years	37,618	1,910	168	39,696	4	34,525	1,931	210	36,666
Total term loans	95,827	7,070	392	103,289	4	98,160	7,899	385	106,444
Revolving loans	187	720	6	913	0	229	807	4	1,040
Total	96,014	7,790	398	104,202	4	98,389	8,706	389	107,484
Loans collateralized by securities
2023 / 2022	291	460	0	751	0	562	552	0	1,114
2022 / 2021	321	85	0	406	0	1,496	381	0	1,877
2021 / 2020	1,341	330	0	1,671	0	307	721	0	1,028
2020 / 2019	101	100	0	201	0	35	143	0	178
2019 / 2018	1	150	0	151	0	16	25	0	41
Prior years	730	130	0	860	0	803	188	0	991
Total term loans	2,785	1,255	0	4,040	0	3,219	2,010	0	5,229
Revolving loans [1]	25,194	2,278	264	27,736	0	30,023	2,124	263	32,410
Total	27,979	3,533	264	31,776	0	33,242	4,134	263	37,639
Consumer finance
2023 / 2022	1,824	584	1	2,409	19	2,135	1,005	8	3,148
2022 / 2021	1,061	515	16	1,592	0	650	334	15	999
2021 / 2020	500	279	17	796	0	307	200	15	522
2020 / 2019	244	183	15	442	0	120	183	18	321
2019 / 2018	79	134	17	230	0	26	87	15	128
Prior years	26	128	52	206	12	14	80	44	138
Total term loans	3,734	1,823	118	5,675	31	3,252	1,889	115	5,256
Revolving loans	88	24	76	188	0	318	42	69	429
Total	3,822	1,847	194	5,863	31	3,570	1,931	184	5,685
Consumer – total
2023 / 2022	7,233	1,438	17	8,688	19	15,198	3,097	16	18,311
2022 / 2021	13,296	1,994	27	15,317	0	23,773	2,111	60	25,944
2021 / 2020	21,306	1,776	73	23,155	0	13,483	2,032	34	15,549
2020 / 2019	12,518	1,279	91	13,888	0	10,184	1,597	85	11,866
2019 / 2018	9,619	1,493	82	11,194	0	6,651	762	51	7,464
Prior years	38,374	2,168	220	40,762	16	35,342	2,199	254	37,795
Total term loans	102,346	10,148	510	113,004	35	104,631	11,798	500	116,929
Revolving loans	25,469	3,022	346	28,837	0	30,570	2,973	336	33,879
Total	127,815	13,170	856	141,841	35	135,201	14,771	836	150,808
1 Lombard loans are generally classified as revolving loans.
Corporate & institutional loans held at amortized cost by internal counterparty rating
	6M23					2022
	Investment grade	Non-investment grade			Gross write-offs (YTD)	Investment grade	Non-investment grade
end of	AAA to BBB	BB to C	D	Total		AAA to BBB	BB to C	D	Total
CHF million
Real estate
2023 / 2022	1,481	1,358	31	2,870	0	3,601	2,499	5	6,105
2022 / 2021	2,538	1,405	123	4,066	0	7,001	2,441	0	9,442
2021 / 2020	5,422	1,920	0	7,342	0	3,071	855	4	3,930
2020 / 2019	2,726	873	5	3,604	0	959	297	56	1,312
2019 / 2018	909	263	41	1,213	0	698	219	1	918
Prior years	2,522	384	24	2,930	0	2,109	217	24	2,350
Total term loans	15,598	6,203	224	22,025	0	17,439	6,528	90	24,057
Revolving loans	502	309	148	959	0	694	281	125	1,100
Total	16,100	6,512	372	22,984	0	18,133	6,809	215	25,157
Commercial and industrial loans
2023 / 2022	5,766	7,253	144	13,163	5	7,858	11,181	263	19,302
2022 / 2021	3,208	5,198	117	8,523	12	3,576	4,204	212	7,992
2021 / 2020	2,791	3,359	90	6,240	19	1,810	2,251	178	4,239
2020 / 2019	1,604	1,674	166	3,444	0	1,566	2,359	130	4,055
2019 / 2018	1,203	1,901	36	3,140	0	742	1,343	161	2,246
Prior years	2,360	2,781	262	5,403	2	1,619	2,355	204	4,178
Total term loans	16,932	22,166	815	39,913	38	17,171	23,693	1,148	42,012
Revolving loans	9,408	6,208	287	15,903	5	10,277	6,799	278	17,354
Total	26,340	28,374	1,102	55,816	43	27,448	30,492	1,426	59,366
Financial institutions
2023 / 2022	5,964	681	41	6,686	0	4,480	1,026	90	5,596
2022 / 2021	1,078	597	2	1,677	0	2,850	856	0	3,706
2021 / 2020	1,976	397	0	2,373	0	1,034	67	0	1,101
2020 / 2019	968	43	0	1,011	0	602	7	0	609
2019 / 2018	340	4	0	344	0	521	2	1	524
Prior years	1,166	40	1	1,207	0	(940)	71	1	(868)
Total term loans	11,492	1,762	44	13,298	0	8,547	2,029	92	10,668
Revolving loans	10,907	810	96	11,813	1	10,111	822	110	11,043
Total	22,399	2,572	140	25,111	1	18,658	2,851	202	21,711
Governments and public institutions
2023 / 2022	62	20	0	82	0	147	22	0	169
2022 / 2021	442	4	0	446	0	458	35	0	493
2021 / 2020	101	31	0	132	0	126	40	0	166
2020 / 2019	124	33	0	157	0	97	1	10	108
2019 / 2018	96	1	11	108	0	55	0	0	55
Prior years	182	9	1	192	0	171	15	1	187
Total term loans	1,007	98	12	1,117	0	1,054	113	11	1,178
Revolving loans	10	1	0	11	0	9	0	0	9
Total	1,017	99	12	1,128	0	1,063	113	11	1,187
Corporate & institutional – total
2023 / 2022	13,273	9,312	216	22,801	5	16,086	14,728	358	31,172
2022 / 2021	7,266	7,204	242	14,712	12	13,885	7,536	212	21,633
2021 / 2020	10,290	5,707	90	16,087	19	6,041	3,213	182	9,436
2020 / 2019	5,422	2,623	171	8,216	0	3,224	2,664	196	6,084
2019 / 2018	2,548	2,169	88	4,805	0	2,016	1,564	163	3,743
Prior years	6,230	3,214	288	9,732	2	2,959	2,658	230	5,847
Total term loans	45,029	30,229	1,095	76,353	38	44,211	32,363	1,341	77,915
Revolving loans	20,827	7,328	531	28,686	6	21,091	7,902	513	29,506
Total	65,856	37,557	1,626	105,039	44	65,302	40,265	1,854	107,421
Total loans held at amortized cost by internal counterparty rating
	6M23						2022
	Investment grade	Non-investment grade				Gross write-offs (YTD)	Investment grade	Non-investment grade
end of	AAA to BBB	BB to C	D	Total			AAA to BBB	BB to C	D	Total
CHF million
Loans held at amortized cost – total
2023 / 2022	20,506	10,750	233	31,489		24	31,284	17,825	374	49,483
2022 / 2021	20,562	9,198	269	30,029		12	37,658	9,647	272	47,577
2021 / 2020	31,596	7,483	163	39,242		19	19,524	5,245	216	24,985
2020 / 2019	17,940	3,902	262	22,104		0	13,408	4,261	281	17,950
2019 / 2018	12,167	3,662	170	15,999		0	8,667	2,326	214	11,207
Prior years	44,604	5,382	508	50,494		18	38,301	4,857	484	43,642
Total term loans	147,375	40,377	1,605	189,357		73	148,842	44,161	1,841	194,844
Revolving loans	46,296	10,350	877	57,523		6	51,661	10,875	849	63,385
Total loans to third parties	193,671	50,727	2,482	246,880		79	200,503	55,036	2,690	258,229
Total loans to entities under common control	1,426	33	0	1,459		0	3,920	30	0	3,950
Total	195,097	50,760	2,482	248,339	[1]	79	204,423	55,066	2,690	262,179	[1]
1 Excluded accrued interest on loans held at amortized cost of CHF 573 million and CHF 534 million as of the end of 6M23 and 2022, respectively.
Credit quality of other financial assets held at amortized cost
The following table presents the Bank’s carrying value of other financial assets held at amortized cost by aggregated internal counterparty credit ratings “investment grade” and “non-investment grade”, by year of origination. Within the line items relating to the origination year, the first year represents the origination year of the current reporting period and the second year represents the origination year of the comparative reporting period.
Other financial assets held at amortized cost by internal counterparty rating
	6M23					2022
	Investment grade	Non-investment grade			Gross write-offs (YTD)	Investment grade	Non-investment grade
end of	AAA to BBB	BB to C	D	Total		AAA to BBB	BB to C	D	Total
CHF million
Other financial assets held at amortized cost
2023 / 2022	0	0	0	0	0	0	0	0	0
2022 / 2021	0	9	0	9	0	0	7	0	7
2021 / 2020	0	0	0	0	0	0	0	0	0
2020 / 2019	0	0	0	0	0	0	0	0	0
2019 / 2018	0	0	0	0	0	0	47	0	47
Prior years	0	29	0	29	0	0	0	0	0
Total term positions	0	38	0	38	0	0	54	0	54
Revolving positions	0	1,417	0	1,417	0	0	1,711	0	1,711
Total	0	1,455	0	1,455	0	0	1,765	0	1,765
Includes primarily mortgage servicing advances and failed purchases.
Past due financial assets
Generally, a financial asset is deemed past due if the principal and/or interest payment has not been received on its due date.
Loans held at amortized cost – past due
	Current	Past due
end of		Up to 30 days	31–60 days	61–90 days	More than 90 days	Total	Total
6M23 (CHF million)
Mortgages	103,687	143	85	16	271	515	104,202
Loans collateralized by securities	31,483	4	1	4	284	293	31,776
Consumer finance	5,403	232	14	56	158	460	5,863
Consumer	140,573	379	100	76	713	1,268	141,841
Real estate	22,679	31	101	0	173	305	22,984
Commercial and industrial loans	54,743	424	235	40	374	1,073	55,816
Financial institutions	24,729	121	31	93	137	382	25,111
Governments and public institutions	1,113	3	1	0	11	15	1,128
Corporate & institutional	103,264	579	368	133	695	1,775	105,039
Total loans to third parties	243,837	958	468	209	1,408	3,043	246,880
Total loans to entities under common control	1,459	0	0	0	0	0	1,459
Total loans held at amortized cost	245,296	958	468	209	1,408	3,043	248,339	[1]
2022 (CHF million)
Mortgages	107,033	66	43	8	334	451	107,484
Loans collateralized by securities	37,308	43	4	3	281	331	37,639
Consumer finance	5,147	248	82	63	145	538	5,685
Consumer	149,488	357	129	74	760	1,320	150,808
Real estate	24,946	35	49	0	127	211	25,157
Commercial and industrial loans	58,267	320	42	24	713	1,099	59,366
Financial institutions	21,480	72	0	0	159	231	21,711
Governments and public institutions	1,171	5	0	0	11	16	1,187
Corporate & institutional	105,864	432	91	24	1,010	1,557	107,421
Total loans to third parties	255,352	789	220	98	1,770	2,877	258,229
Total loans to entities under common control	3,950	0	0	0	0	0	3,950
Total loans held at amortized cost	259,302	789	220	98	1,770	2,877	262,179	[1]
1 Excluded accrued interest on loans held at amortized cost of CHF 573 million and CHF 534 million as of the end of 6M23 and 2022, respectively.
As of the end of 6M23 and 2022, the Bank did not have any loans that were past due more than 90 days and still accruing interest. Also, the Bank did not have any debt securities held-to-maturity or other financial assets held at amortized cost that were past due.
Non-accrual financial assets
For loans held at amortized cost, non-accrual loans are comprised of non-performing loans and non-interest-earning loans.
> Refer to “Note 1 – Summary of significant accounting policies” and “Note 19 – Financial instruments measured at amortized cost and credit losses” in VIII – Consolidated financial statements – Credit Suisse (Bank) in the Credit Suisse Annual Report 2022 for further information on non-accrual loans.
Non-accrual loans held at amortized cost
	6M23				6M22
	Amortized cost of non-accrual assets at beginning of period	Amortized cost of non-accrual assets at end of period	Interest income recognized	Amortized cost of non-accrual assets with no specific allowance at end of period	Amortized cost of non-accrual assets at beginning of period	Amortized cost of non-accrual assets at end of period	Interest income recognized	Amortized cost of non-accrual assets with no specific allowance at end of period
CHF million
Mortgages	383	396	5	64	572	503	1	74
Loans collateralized by securities	283	285	0	2	262	238	2	2
Consumer finance	188	197	1	0	205	200	1	1
Consumer	854	878	6	66	1,039	941	4	77
Real estate	127	334	6	1	167	143	0	0
Commercial and industrial loans	801	551	10	12	686	696	6	57
Financial institutions	159	138	13	0	41	192	0	3
Governments and public institutions	11	11	1	2	19	11	0	2
Corporate & institutional	1,098	1,034	30	15	913	1,042	6	62
Total loans held at amortized cost	1,952	1,912	36	81	1,952	1,983	10	139
Loan modifications in 6M23
On January 1, 2023, the Bank adopted ASU 2022-02, applying the modified retrospective approach. Under the new accounting guidance, enhanced disclosures for certain loan refinancings and restructurings are required when a borrower is experiencing financial difficulty. For 6M23, these additional disclosures are presented in the below tables. Prior period disclosures are presented under the previous accounting guidance for troubled debt restructurings.
For the Bank’s loan modifications executed during 6M23, the following table presents the amortized cost base of these modified loans as of the end of 6M23, by major type of loan modification (and any combination thereof), as well as the balances of these modified loans in relation to the overall balance of the respective class of financing receivables.
Loan modifications by type
	6M23
in	Period-end amortized cost (CHF million)	In percent of class of financing receivables (%)
Principal forgiveness (PF)
Mortgages	0.6	0.00
Commercial and industrial loans	0.4	0.00
Total	1.0	–
Interest rate reduction (IRR)
Mortgages	3.6	0.00
Loans collateralized by securities	4.7	0.01
Consumer finance	0.0	0.00
Real estate	1.2	0.01
Commercial and industrial loans	14.7	0.03
Total	24.2	–
Term extension (TE)
Mortgages	45.7	0.04
Real estate	63.9	0.28
Commercial and industrial loans	103.5	0.19
Financial institutions	1.2	0.00
Total	214.3	–
Other than insignificant payment delay (OtIPD)
Commercial and industrial loans	14.4	0.03
Combination of IRR and TE
Commercial and industrial loans	9.7	0.02
Combination of TE and OtIPD
Commercial and industrial loans	37.6	0.07
Total loan modifications
Mortgages	49.9	0.05
Loans collateralized by securities	4.7	0.01
Real estate	65.1	0.28
Commercial and industrial loans	180.3	0.32
Financial institutions	1.2	0.00
Total	301.2	0.12
PF = Principal forgiveness; IRR = Interest rate reduction; TE = Term extension; OtIPD = Other than insignificant payment delay.
The following table presents the modification effect of the Bank’s loan modifications executed in 6M23, by type of loan modification (and any combination thereof).
Loan modifications – modification effects
in	6M23
Principal forgiveness (PF) (CHF million)
Mortgages	11.7
Commercial and industrial loans	7.2
Total	18.9
Interest rate reduction (IRR) (WAIRR in %)
Mortgages	1.28
Loans collateralized by securities	1.98
Consumer finance	2.71
Real estate	1.50
Commercial and industrial loans	1.84
Total	1.76
Term extension (TE) (WATE in years)
Mortgages	0.09
Real estate	1.25
Commercial and industrial loans	1.10
Financial institutions	0.58
Total	0.93
Other than insignificant payment delay (OtIPD) (CHF million)
Commercial and industrial loans	3.3
Combination of IRR and TE
Commercial and industrial loans
Interest rate reduction (%)	0.10
Term extension (Years)	0.87
Combination of TE and OtIPD
Commercial and industrial loans
Term extension (Years)	2.72
Payment delay (CHF million)	22.0
PF = Principal forgiveness; IRR = Interest rate reduction; TE = Term extension; OtIPD = Other than insignificant payment delay; WAIRR = Weighted average interest rate reduction; WATE = Weighted average term extension.

As of the end of 6M23, none of the loans that had been modified during 6M23 were past due as of the end of 6M23. Furthermore, none of the loans that had been modified in 6M23 defaulted again during the reporting period.
Expected credit losses on modified loans that are considered impaired are individually assessed. The performance of such loans following the modification, including any subsequent defaults, is taken into account for the measurement of the respective allowance for expected credit losses.
Expected credit losses on modified loans that are considered non-impaired are collectively assessed. The performance of collectively assessed loans is reflected in the probability of default of these loans, which is one of the three main inputs for the Bank’s model-based estimates of the allowance for credit losses on non-impaired loans.
Troubled debt restructurings in 6M22
Restructured financing receivables held at amortized cost
	6M22
in	Number of contracts	Recorded investment – pre- modification	Recorded investment – post- modification
CHF million, except where indicated
Real estate	1	102	82
Commercial and industrial loans	11	197	175
Total loans	12	299	257
In 6M22, the Bank did not have any restructured financing receivables held at amortized cost (troubled debt restructurings) that defaulted within 12 months from the date of restructuring.